Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Principal Value
U.S. Treasury Bills – 39 .8%
U.S. Treasury Bill, 0.33%, 5/26/2022(a)(b)
(Cost $ 9,552,113 ) ........................................................... $ 9,556,752 $ 9,552,810
Shares
Exchange-Traded Funds – 1 .9%
VanEck Fallen Angel High Yield Bond ETF(b)
(Cost $ 457,425 ) ............................................................. 14,909 453,233
Number of
Contracts Notional Amount
Purchased Options – 0 .4%
Puts – Exchange-Traded – 0 .4%
iShares iBoxx High Yield Corporate Bond ETF , April Strike Price $ 75 , Expires
4/14/22 ...................................................... 750 $ 5,625,000 2,625
S&P 500 Index , April Strike Price $ 3,900 , Expires 4/14/22 ............... 33 12,870,000 7,095
S&P 500 Index , May Strike Price $ 3,500 , Expires 5/20/22 ............... 16 5,600,000 9,920
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 14 2,800,000 2,135
S&P 500 Index , March Strike Price $ 2,400 , Expires 3/17/23 .............. 13 3,120,000 37,570
SPDR S&P 500 , September Strike Price $ 210 , Expires 9/16/22 ........... 201 4,221,000 15,276
SPDR S&P 500 , December Strike Price $ 225 , Expires 12/16/22 .......... 136 3,060,000 22,372
96,993
Total Purchased Options (Cost $ 333,221 ) .......................................................... 96,993
Total Investments – 42.1%
(Cost $ 10,342,759 ) .......................................................................... $ 10,103,036
Other Assets in Excess of Liabilities – 57 .9% ........................................................ 13,867,536
Net Assets – 100.0% .......................................................................... $ 23,970,572
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index , April Strike Price $ 3,660 , Expires 4/14/22 ............... (33) $ (12,078,000) $ (4,125)
SPDR S&P 500 , September Strike Price $ 185 , Expires 9/16/22 ........... (200) (3,700,000) (10,800)
(14,925)
Total Written Options (Premiums Received $ 100,126 ) ................................................. $ (14,925)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $4,870,363 and cash in the amount of $4,050,918 have been pledged as collateral for options as of March 31, 2022.

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

At March 31, 2022, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Received (Paid)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
ANGLFFTRS 3/28/2023 (0.73)%(c) Morgan Stanley Capital Services LLC 11,188,781 $ 178,427
HYGFFSTRS 3/28/2023 1.67%(c) Morgan Stanley Capital Services LLC 11,659,752 245,250
MSSIJNK1A* 2/20/2024 0.03%(c) Morgan Stanley Capital Services LLC (5,349,889) (392,806)
MSSIQUA1A* 2/20/2024 (0.73)%(c) Morgan Stanley Capital Services LLC 7,433,497 290,976
$ 321,847
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the MSSIJNK1A basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp. .................................................... (678) $ (61,047) 1.14%
Axalta Coating Systems Ltd. ....................................... (2,104) (51,728) 0.97%
Chemours Co. (The) ............................................. (1,807) (56,884) 1.06%
Cleveland-Cliffs, Inc. ............................................. (1,972) (63,532) 1.19%
U.S. Steel Corp. ................................................ (1,559) (58,854) 1.10%
(292,045)
Communications
Altice USA, Inc. , Class A .......................................... (4,531) (56,552) 1.06%
AT&T, Inc. ..................................................... (3,153) (74,511) 1.39%
Commscope Holding Co., Inc. ..................................... (6,763) (53,295) 1.00%
Discovery, Inc. , Class C .......................................... (2,042) (50,995) 0.95%
Dish Network Corp. , Class A ....................................... (1,732) (54,803) 1.02%
Echostar Corp. , Class A .......................................... (514) (12,506) 0.23%
Lumen Technologies, Inc. ......................................... (4,751) (53,543) 1.00%
Nexstar Media Group, Inc. , Class A ................................. (278) (52,408) 0.98%
Paramount Global , Class B ........................................ (1,488) (56,276) 1.05%
Telephone And Data Systems, Inc. .................................. (863) (16,284) 0.31%
Viasat, Inc. ..................................................... (1,066) (52,006) 0.97%
Wayfair, Inc. , Class A ............................................. (443) (49,086) 0.92%
(582,265)
Consumer, Cyclical
Alaska Air Group, Inc. ............................................ (985) (57,124) 1.07%
American Airlines Group, Inc. ...................................... (3,307) (60,355) 1.13%
Aramark ....................................................... (1,388) (52,203) 0.98%
Bath & Body Works, Inc. .......................................... (1,102) (52,664) 0.98%
Caesars Entertainment, Inc. ....................................... (700) (54,144) 1.01%
Carnival Corp. .................................................. (2,897) (58,581) 1.09%
Copa Holdings SA , Class A ........................................ (656) (54,854) 1.03%
Core & Main, Inc. , Class A ........................................ (825) (19,957) 0.37%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Delta Air Lines, Inc. .............................................. (1,536) $ (60,766) 1.14%
Ford Motor Co. ................................................. (3,689) (62,381) 1.17%
Gap, Inc. (The) ................................................. (3,426) (48,234) 0.90%
Hanesbrands, Inc. ............................................... (3,357) (49,981) 0.93%
Jetblue Airways Corp. ............................................ (3,656) (54,661) 1.02%
Kohl's Corp. .................................................... (929) (56,148) 1.05%
Lions Gate Entertainment Corp. , Class B ............................. (867) (13,024) 0.24%
Nordstrom, Inc. ................................................. (2,023) (54,836) 1.02%
Norwegian Cruise Line Holdings Ltd. ................................ (2,793) (61,105) 1.14%
Penn National Gaming, Inc. ....................................... (1,210) (51,347) 0.96%
PVH Corp. ..................................................... (679) (52,004) 0.97%
Qurate Retail, Inc. , Series A ....................................... (10,077) (47,966) 0.90%
Resideo Technologies, Inc. ........................................ (626) (14,922) 0.28%
RH ........................................................... (147) (47,890) 0.90%
Royal Caribbean Cruises Ltd. ...................................... (742) (62,203) 1.16%
Sally Beauty Holdings, Inc. ........................................ (735) (11,482) 0.21%
Southwest Airlines Co. ........................................... (1,274) (58,358) 1.09%
Thor Industries, Inc. ............................................. (331) (26,061) 0.49%
Toll Brothers, Inc. ............................................... (986) (46,362) 0.87%
Travel + Leisure Co. ............................................. (908) (52,624) 0.98%
United Airlines Holdings, Inc. ...................................... (1,358) (62,974) 1.18%
Walgreens Boots Alliance, Inc. ..................................... (1,131) (50,613) 0.95%
Wynn Resorts Ltd. ............................................... (737) (58,765) 1.10%
(1,514,589)
Consumer, Non-cyclical
ADT, Inc. ...................................................... (6,362) (48,287) 0.90%
Brookdale Senior Living, Inc. ...................................... (2,273) (16,028) 0.30%
Cardinal Health, Inc. ............................................. (965) (54,688) 1.02%
Clarivate PLC .................................................. (3,466) (58,092) 1.09%
Coty, Inc. , Class A ............................................... (5,908) (53,112) 0.99%
Covetrus, Inc. .................................................. (1,413) (23,718) 0.44%
Davita, Inc. .................................................... (461) (52,128) 0.97%
ENDO International PLC .......................................... (6,917) (15,977) 0.30%
Exact Sciences Corp. ............................................ (868) (60,714) 1.14%
Grocery Outlet Holding Corp. ...................................... (591) (19,376) 0.36%
Guardant Health, Inc. ............................................ (1,028) (68,068) 1.27%
Herbalife Nutrition Ltd. ........................................... (1,485) (45,081) 0.84%
Ionis Pharmaceuticals, Inc. ........................................ (1,235) (45,758) 0.86%
Jazz Pharmaceuticals PLC ........................................ (323) (50,285) 0.94%
Kroger Co. (The) ................................................ (963) (55,256) 1.03%
Mednax, Inc. ................................................... (539) (12,662) 0.24%
Nektar Therapeutics , Class A ...................................... (8,568) (46,180) 0.86%
Nielsen Holdings PLC ............................................ (2,170) (59,101) 1.11%
Novavax, Inc. ................................................... (677) (49,880) 0.93%
Organon & Co. ................................................. (1,586) (55,402) 1.04%
Perrigo Co. PLC ................................................ (1,320) (50,720) 0.95%
Post Holdings, Inc. .............................................. (748) (51,783) 0.97%
Sabre Corp. .................................................... (5,212) (59,571) 1.11%
TreeHouse Foods, Inc. ........................................... (602) (19,411) 0.36%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
US Foods Holding Corp. .......................................... (1,417) $ (53,325) 1.00%
Viatris, Inc. ..................................................... (5,251) (57,130) 1.07%
(1,181,733)
Energy
Apa Corp. ..................................................... (1,406) (58,106) 1.09%
Cheniere Energy, Inc. ............................................ (395) (54,756) 1.02%
Diamondback Energy, Inc. ........................................ (170) (23,258) 0.43%
Equities Corp. .................................................. (1,949) (67,077) 1.25%
Kosmos Energy Ltd. ............................................. (2,869) (20,626) 0.39%
Marathon Petroleum Corp. ........................................ (757) (64,686) 1.21%
New Fortress Energy, Inc. , Class A .................................. (1,768) (75,334) 1.41%
Nov, Inc. ...................................................... (2,587) (50,731) 0.95%
Occidental Petroleum Corp. ....................................... (1,004) (56,951) 1.06%
PBF Energy, Inc. , Class A ......................................... (626) (15,248) 0.29%
Sunrun, Inc. .................................................... (1,762) (53,505) 1.00%
Valero Energy Corp. ............................................. (622) (63,124) 1.18%
(603,402)
Financial
Air Lease Corp. , Class A .......................................... (1,253) (55,945) 1.05%
Bread Financial Holdings, Inc. ..................................... (857) (48,138) 0.90%
Western Union Co. (The) ......................................... (2,851) (53,431) 1.00%
(157,514)
Industrial
Berry Global Group, Inc. .......................................... (856) (49,604) 0.93%
Energizer Holdings, Inc. .......................................... (691) (21,269) 0.40%
FedEx Corp. ................................................... (265) (61,256) 1.14%
Fluor Corp. .................................................... (661) (18,952) 0.35%
Frontdoor, Inc. .................................................. (693) (20,697) 0.39%
Gates Industrial Corp. PLC ........................................ (2,549) (38,392) 0.72%
General Electric Co. ............................................. (693) (63,376) 1.18%
Hayward Holdings, Inc. ........................................... (1,039) (17,271) 0.32%
Mastec, Inc. .................................................... (153) (13,336) 0.25%
O-I Glass, Inc. , Class I ........................................... (1,634) (21,535) 0.40%
Ryder System, Inc. .............................................. (636) (50,452) 0.94%
Silgan Holdings, Inc. ............................................. (407) (18,824) 0.35%
Spirit Aerosystems Holdings, Inc. , Class A ............................ (1,127) (55,097) 1.03%
TD Synnex Corp. ................................................ (423) (43,708) 0.82%
Vertiv Holdings Co. , Class A ....................................... (4,204) (58,851) 1.10%
Westrock Co. ................................................... (1,121) (52,726) 0.99%
XPO Logistics, Inc. .............................................. (704) (51,270) 0.96%
(656,616)
Technology
Coupa Software, Inc. ............................................. (639) (64,991) 1.22%
Dell Technologies, Inc. , Class C .................................... (960) (48,167) 0.90%
Dxc Technology Co. ............................................. (1,645) (53,682) 1.00%
NCR Corp. ..................................................... (1,370) (55,049) 1.03%
Solarwinds Corp. ................................................ (2,300) (30,607) 0.57%
Western Digital Corp. ............................................ (1,136) (56,420) 1.05%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
Xerox Holdings Corp. ............................................ (2,618) $ (52,809) 0.99%
(361,725)
Total ....................................................................... $ (5,349,889) 100.00%
* The following table shows the individual positions and related values of the securities within the MSSIQUA1A basket.
Shares Value % of basket
Common Stocks
Basic Materials
Diversey Holdings Ltd. ........................................... 9,357 $ 70,829 0.95%
Ecolab, Inc. .................................................... 416 73,534 0.99%
International Flavors & Fragrances, Inc. .............................. 580 76,188 1.03%
RPM International, Inc. ........................................... 858 69,911 0.94%
290,462
Communications
Discovery, Inc. , Class A ........................................... 1,397 34,807 0.47%
Meta Platforms, Inc. , Class A ...................................... 364 80,933 1.09%
Omnicom Group, Inc. ............................................ 433 36,743 0.49%
Sirius XM Holdings, Inc. .......................................... 11,201 74,150 1.00%
226,633
Consumer, Cyclical
Autozone, Inc. .................................................. 36 74,276 1.00%
Domino's Pizza, Inc. ............................................. 179 72,959 0.98%
Home Depot, Inc. (The) ........................................... 213 63,679 0.86%
Leslie's, Inc. .................................................... 3,597 69,642 0.94%
LKQ Corp. ..................................................... 1,538 69,832 0.94%
Marriott International, Inc. , Class A .................................. 420 73,821 0.99%
Ollie's Bargain Outlet Holdings, Inc. ................................. 1,722 73,975 0.99%
O'reilly Automotive, Inc. ........................................... 100 68,801 0.93%
Pool Corp. ..................................................... 154 65,269 0.88%
Tempur Sealy International, Inc. .................................... 2,220 61,989 0.83%
Wyndham Hotels & Resorts, Inc. ................................... 828 70,159 0.94%
Yum! Brands, Inc. ............................................... 610 72,259 0.97%
836,661
Consumer, Non-cyclical
Anthem, Inc. ................................................... 149 73,410 0.99%
Avery Dennison Corp. ............................................ 418 72,754 0.98%
Centene Corp. .................................................. 816 68,734 0.92%
Clorox Co. (The) ................................................ 535 74,388 1.00%
Colgate-Palmolive Co. ........................................... 926 70,208 0.94%
CVS Health Corp. ............................................... 653 66,124 0.89%
Danaher Corp. .................................................. 258 75,683 1.02%
Global Payments, Inc. ............................................ 544 74,430 1.00%
Grand Canyon Education, Inc. ..................................... 755 73,282 0.99%
Hershey Co. (The) ............................................... 335 72,508 0.97%
IQVIA Holdings, Inc. ............................................. 325 75,160 1.01%
J M Smucker Co. (The) ........................................... 541 73,196 0.98%
Johnson & Johnson .............................................. 397 70,326 0.95%
Kraft Heinz Co. (The) ............................................ 1,848 72,795 0.98%
McKesson Corp. ................................................ 240 73,621 0.99%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Philip Morris International, Inc. ..................................... 754 $ 70,859 0.95%
Sotera Health Co. ............................................... 3,665 79,386 1.07%
Stryker Corp. ................................................... 275 73,469 0.99%
Thermo Fisher Scientific, Inc. ...................................... 127 74,972 1.01%
Transunion .................................................... 709 73,313 0.99%
UnitedHealth Group, Inc. .......................................... 140 71,587 0.96%
Verisk Analytics, Inc. , Class A ...................................... 366 78,578 1.06%
1,608,783
Energy
Kinder Morgan, Inc. .............................................. 4,035 76,310 1.03%
Oneok, Inc. .................................................... 1,088 76,822 1.03%
Williams Cos., Inc. (The) .......................................... 2,252 75,230 1.01%
228,362
Financial
American Express Co. ........................................... 397 74,245 1.00%
AON PLC , Class A .............................................. 227 73,986 0.99%
Arthur J Gallagher & Co. .......................................... 441 76,964 1.04%
Brown & Brown, Inc. ............................................. 1,059 76,557 1.03%
Cboe Global Markets, Inc. ........................................ 611 69,949 0.94%
Equity Residential ............................................... 800 71,917 0.97%
Erie Indemnity Co. , Class A ....................................... 413 72,726 0.98%
First American Financial Corp. ..................................... 1,034 67,029 0.90%
Healthpeak Properties, Inc. ........................................ 2,141 73,490 0.99%
Intercontinental Exchange, Inc. ..................................... 537 70,892 0.95%
MID-America Apartment Communities, Inc. ........................... 340 71,209 0.96%
OMEGA Healthcare Investors, Inc. .................................. 2,465 76,794 1.03%
Onemain Holdings, Inc. , Class A .................................... 1,618 76,687 1.03%
Primerica, Inc. .................................................. 555 75,878 1.02%
Progressive Corp. (The) .......................................... 651 74,245 1.00%
ProLogis, Inc. .................................................. 460 74,331 1.00%
Prosperity Bancshares, Inc. ....................................... 987 68,482 0.92%
Rocket Cos., Inc. , Class A ......................................... 6,819 75,826 1.02%
Synchrony Financial ............................................. 1,934 67,321 0.91%
Ventas, Inc. .................................................... 1,201 74,143 1.00%
Western Alliance Bancorp ......................................... 845 69,978 0.94%
1,532,649
Industrial
Allegion PLC ................................................... 611 67,030 0.90%
Amcor PLC .................................................... 6,218 70,453 0.95%
Amphenol Corp. , Class A ......................................... 952 71,721 0.97%
Ball Corp. ...................................................... 770 69,316 0.93%
CH Robinson Worldwide, Inc. ...................................... 709 76,398 1.03%
Dover Corp. .................................................... 459 72,057 0.97%
Fortune Brands Home & Security, Inc. ............................... 829 61,571 0.83%
Generac Holdings, Inc. ........................................... 244 72,397 0.97%
Lennox International, Inc. ......................................... 260 67,126 0.90%
Mettler-Toledo International, Inc. .................................... 53 72,740 0.98%
Middleby Corp. (The) ............................................ 419 68,679 0.92%
Nordson Corp. .................................................. 319 72,426 0.98%
Pentair PLC .................................................... 1,275 69,091 0.93%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Stanley Black & Decker, Inc. ....................................... 480 $ 67,031 0.90%
Trane Technologies PLC .......................................... 459 70,082 0.94%
Vontier Corp. ................................................... 3,106 78,871 1.06%
1,126,989
Technology
Accenture PLC , Class A .......................................... 221 74,535 1.00%
Bentley Systems, Inc. , Class B ..................................... 1,974 87,229 1.17%
Black Knight, Inc. ............................................... 1,235 71,623 0.96%
Broadridge Financial Solutions, Inc. ................................. 478 74,399 1.00%
CACI International, Inc. , Class A .................................... 233 70,260 0.95%
Cognizant Technology Solutions Corp. , Class A ........................ 793 71,083 0.96%
Datto Holding Corp. .............................................. 3,056 81,660 1.10%
Dynatrace, Inc. ................................................. 1,765 83,131 1.12%
Fidelity National Information Services, Inc. ............................ 755 75,796 1.02%
Fiserv, Inc. ..................................................... 732 74,250 1.00%
Genpact Ltd. ................................................... 1,656 72,063 0.97%
Intuit, Inc. ...................................................... 159 76,437 1.03%
N-Able, Inc. .................................................... 7,766 70,670 0.95%
Paychex, Inc. ................................................... 574 78,299 1.05%
Playtika Holding Corp. ............................................ 4,283 82,784 1.11%
Texas Instruments, Inc. ........................................... 406 74,420 1.00%
Zebra Technologies Corp. , Class A .................................. 181 74,700 1.01%
1,293,339
Utilities
Alliant Energy Corp. ............................................. 1,141 71,262 0.96%
Dominion Energy, Inc. ............................................ 863 73,301 0.99%
Eversource Energy .............................................. 830 73,232 0.98%
Xcel Energy, Inc. ................................................ 995 71,824 0.97%
289,619
Total ....................................................................... $ 7,433,497 100.00%
Summary of Schedule of Investments
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 39 .8%
Exchange-Traded Funds ........................................................................... 1 .9%
Purchased Options ............................................................................... 0 .4%
Total Investments ................................................................................ 42 .1%
Other Assets in Excess of Liabilities .................................................................. 57 .9%
Net Assets ..................................................................................... 100 .0%